Description of Business (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Formation date	August 7, 2007
Country of incorporation	Republic of the Marshall Islands
Common units outstanding	28,665,121	29,694,433
General partner units oustanding	622,296	622,296
Navios Holdings [Member]
Common units outstanding	5,039,090
Ownership percentage of Navios Holdings	17.60%
Olympos Maritime Ltd [Member]
General partner units oustanding	622,296
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	2.10%